SHAREHOLDER'S EQUITY - Preference and Common Shares (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 05, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Class A Ordinary Shares included as part of the units
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued, excluding shares subject to possible redemption (in shares)	0	0	0
Common stock, shares outstanding, excluding shares subject to possible redemption (in shares)	0	0	0
Temporary equity, shares outstanding (in shares)		100,000,000	100,000,000
Class A Ordinary Shares Subject To Redemotion
Class of Stock [Line Items]
Temporary equity, shares outstanding (in shares)	46,997,081	100,000,000	100,000,000
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	30,000,000	30,000,000	30,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	25,000,000	25,000,000	25,000,000
Common stock, shares outstanding (in shares)	25,000,000	25,000,000	25,000,000
Founder Shares
Class of Stock [Line Items]
Percent of equity issued and outstanding held by related party				20.00%